Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

NOTE E - PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments include shares of Upbound Group, Inc.’s common stock. These transactions qualify as party-in-interest transactions. In addition, loans made to participants in the Plan are also considered party-in-interest transactions.

During the year ended December 31, 2025, the Plan incurred approximately $7,000 and $2,000 of fees associated with services provided by NestEgg and INTRUST, respectively, both of which qualify as party-in-interest transactions.